PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following (in thousands):

	As of December 31,
	2025	2024
Land	$76,029	$70,888
Buildings	163,038	154,039
Furniture and Fixtures	1,838	1,483
Leasehold Improvements	15,627	15,574
Equipment and Software	10,728	11,094
Construction in Progress	20,347	6,456
Total Property, Plant and Equipment	287,607	259,534
Less Accumulated Depreciation and Amortization	(58,847)	(47,282)
Property, Plant and Equipment, Net	$228,760	$212,252
Construction in progress represents assets under construction for cultivation not yet ready for use. During the years ended December 31, 2025 and 2024, the Company recorded depreciation expense of $15.0 million and $14.3 million, respectively. The amount of amortization recognized for finance leases during the years ended December 31, 2025 and 2024 was $0.8 million and $0.6 million, respectively, see Note 10 – Leases for further information. During the years ended December 31, 2025 and 2024, the Company capitalized interest to property and equipment of $0.8 million and nil, respectively.
On August 18, 2025, the Company acquired the remaining 76% ownership interest in a property located in Lompoc, California, the site of the Company’s manufacturing facility for a total purchase price of approximately $3.0 million. Title to the property was previously held as tenants-in-common (“TIC”) and the Company owned a 24% interest in this property prior to the acquisition. Upon completion of the acquisition, the Company holds 100% ownership. Rent expense related to this property was considered a related party transaction as the selling tenant-in-common’s company, Neo Street Partners LLC, was partially owned by an executive and board member of the Company (as further described in 18 – Related Party Transactions). This acquisition eliminates future related party rent expense associated with this property. The Company consolidated the property which resulted in a $0.5 million increase in Land and a $3.2 million increase in Buildings.
During the year ended December 31, 2025, the Company consolidated 5042 Real Estate Investment, LLC and its associated tenancy in common investment and recognized a $4.8 million increase in Land and $0.7 million increase in Buildings.